Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return(3)	Net Loss(4) ($ thousands)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$4,329,868	$(633,791)	$2,024,301	$214,863	$24.54	$(130,302)
2024	$7,314,211	$6,543,925	$2,790,743	$2,529,608	$60.95	$(77,424)
2023	$6,111,883	$6,379,295	$1,819,522	$1,836,461	$70.40	$(219,710)

Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Dr. Brunn for each corresponding year in the “Total” column of the Summary Compensation Table. The dollar amounts reported in column (d) represent the average of the amounts reported for our Company’s Non-PEO NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: for 2025, Blaine Davis, Milos Miljkovic, M.D., Metin Kurtoglu, M.D., Ph.D., and Christopher Jewell, Ph.D. for 2024, Blaine Davis, Metin Kurtoglu, M.D., Ph.D., and
Christopher Jewell, Ph.D.; and for 2023, Blaine Davis, Peter G. Traber, M.D., Lloyd Johnston, Ph.D., Metin Kurtoglu, M.D., Ph.D., and Christopher Jewell, Ph.D.

PEO Total Compensation Amount	$ 4,329,868	$ 7,314,211	$ 6,111,883
PEO Actually Paid Compensation Amount	$ (633,791)	6,543,925	6,379,295
Adjustment To PEO Compensation, Footnote	The table below describes the adjustments, each of which is required by SEC rules, to calculate Compensation Actually Paid amounts from the Summary Compensation Total:

Year	Named Executive Officers	Summary Compensation Table Total	Deduct Reported Value of Equity Awards Granted in the Year	Add Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Value of Unvested Prior Equity Awards	Year over Year Change in Value of Vested Prior Equity Awards	Deduct Value of Prior Equity Awards that Failed to Meet Vesting Conditions in the Year	Compensation Actually Paid
2025	PEO	$4,329,868	$(3,287,795)	$1,125,498	$—	$(2,720,867)	$(80,495)	$—	$(633,791)
	Non-PEO NEOs Average	$2,024,301	$(1,285,477)	$200,658	$238,661	$(434,382)	$(22,837)	$(506,061)	$214,863
2024	PEO	$7,314,211	$(6,209,780)	$5,439,494	$—	$—	$—	$—	$6,543,925
	Non-PEO NEOs Average	$2,790,743	$(2,105,182)	$1,844,047	$—	$—	$—	$—	$2,529,608
2023	PEO	$6,111,883	$(1,443,222)	$—	$1,768,318	$—	$(57,684)	$—	$6,379,295
	Non-PEO NEOs Average	$1,819,522	$(310,158)	$—	$379,350	$—	$(52,253)	$—	$1,836,461

Non-PEO NEO Average Total Compensation Amount	$ 2,024,301	2,790,743	1,819,522
Non-PEO NEO Average Compensation Actually Paid Amount	$ 214,863	2,529,608	1,836,461
Adjustment to Non-PEO NEO Compensation Footnote	The table below describes the adjustments, each of which is required by SEC rules, to calculate Compensation Actually Paid amounts from the Summary Compensation Total:

Year	Named Executive Officers	Summary Compensation Table Total	Deduct Reported Value of Equity Awards Granted in the Year	Add Year-End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Value of Unvested Prior Equity Awards	Year over Year Change in Value of Vested Prior Equity Awards	Deduct Value of Prior Equity Awards that Failed to Meet Vesting Conditions in the Year	Compensation Actually Paid
2025	PEO	$4,329,868	$(3,287,795)	$1,125,498	$—	$(2,720,867)	$(80,495)	$—	$(633,791)
	Non-PEO NEOs Average	$2,024,301	$(1,285,477)	$200,658	$238,661	$(434,382)	$(22,837)	$(506,061)	$214,863
2024	PEO	$7,314,211	$(6,209,780)	$5,439,494	$—	$—	$—	$—	$6,543,925
	Non-PEO NEOs Average	$2,790,743	$(2,105,182)	$1,844,047	$—	$—	$—	$—	$2,529,608
2023	PEO	$6,111,883	$(1,443,222)	$—	$1,768,318	$—	$(57,684)	$—	$6,379,295
	Non-PEO NEOs Average	$1,819,522	$(310,158)	$—	$379,350	$—	$(52,253)	$—	$1,836,461

Compensation Actually Paid vs. Total Shareholder Return
Total Shareholder Return Amount	$ 24.54	60.95	70.40
Net Income (Loss)	$ (130,302,000)	$ (77,424,000)	$ (219,710,000)
PEO Name	Dr. Brunn	Dr. Brunn	Dr. Brunn
Additional 402(v) Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we must annually disclose in our proxy statement the relationship between our performance and the “compensation actually paid” to our Principal Executive Officer (“PEO”) and our non-PEO Named Executive Officers (collectively, the “Non-PEO NEOs”).
	Total Shareholder Return for each year reflects what the cumulative value of $100 would be if such amount were invested into our Company for that applicable year on December 31, 2022.Net loss as reported in our consolidated statements of operations and comprehensive loss in our Annual Report on Form 10-K for the applicable year.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,287,795)	$ (6,209,780)	$ (1,443,222)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,125,498	5,439,494	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,720,867)	0	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	1,768,318
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(80,495)	0	(57,684)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,285,477)	(2,105,182)	(310,158)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	200,658	1,844,047	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(434,382)	0	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	238,661	0	379,350
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,837)	0	(52,253)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (506,061)	$ 0	$ 0